Finance and Operating Lease_Total Lease Investment And The Present Value Of Minimum Lease Payments(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	₩ 1,935,797	₩ 1,985,022
Present value of minimum lease payment	1,739,232	1,772,664
Unearned interest income	196,565	212,358
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	1,569,385	821,017
1 year
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	710,532	654,412
Present value of minimum lease payment	618,169	557,188
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	304,204	163,203
1~5 years
Disclosure Of Finance Lease By Lessor Abstract [Abstract]
Total lease investment	1,225,265	1,330,610
Present value of minimum lease payment	1,121,063	1,215,476
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	985,097	375,344
More than 5 years
Disclosure Of Operating Lease By Lessor Abstract [Abstract]
Minimum lease receipts	₩ 280,084	₩ 282,470